Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.3%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,548,011
4.00%, 10/1/35	A+/F	4,280,000	4,211,688

			8,759,699
Guam (0.3%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40(FWC)	Baa2	525,000	513,091
5.25%, 10/1/36(FWC)	Baa2	680,000	665,264
5.125%, 10/1/34(FWC)	Baa2	390,000	381,603
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34 (Prerefunded 10/1/22)	Baa2	700,000	701,418

			2,261,376
New York (100.9%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	332,607
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	507,486
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	274,941
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	118,076
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,198,326
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	257,360
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	730,635
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	617,881
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	210,153
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	604,320
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,253,665
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A-	2,000,000	1,822,044
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,191,825
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 1/1/47	BBB-/F	1,160,000	946,123
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB-/F	1,530,000	1,306,191
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,301,835
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,258,850
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,159,180
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	995,261
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	BB+	1,000,000	1,014,344
(Orchard Park), 5.00%, 11/15/37	BBB/F	4,470,000	4,586,629
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,076,185
(Orchard Park), 5.00%, 11/15/30	BBB/F	500,000	517,600
(D'Youville College), 4.00%, 11/1/50	BBB	2,535,000	2,332,358
(D'Youville College), 4.00%, 11/1/45	BBB	4,000,000	3,725,479
(D'Youville College), 4.00%, 11/1/40	BBB	1,000,000	964,743
(D'Youville College), 4.00%, 11/1/35	BBB	1,025,000	1,019,579
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,414,135
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	258,202
Build NY City Resource Corp. Rev. Bonds
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,297,771
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB-	1,425,000	1,430,105
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,530,417
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,024,769
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB-	550,000	558,426
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	865,085
(Children's Aid Society (The)), 5.00%, 7/1/40	A+	3,175,000	3,285,587
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,006,791
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	620,000	623,712
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	359,635
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	690,000	568,838
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	936,496
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	424,115
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	461,489
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	290,137
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	125,533
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	370,971
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	97,535
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	98,719
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	109,528
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	100,180
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	100,368
Build NY City Resource Corp. 144A Rev. Bonds
(Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,128,990
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	805,482
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,538,302
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,214,191
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,790,435
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,594,508
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	160,500
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,112,236
(Nuvance Health Oblig. Group), Ser. B, 4.00%, 7/1/49	BBB+	2,250,000	1,966,471
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	93,666
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	94,298
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	189,806
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	167,266
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	168,448
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	169,348
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BB+	2,400,000	2,415,291
5.00%, 7/1/45	BB+	8,500,000	8,598,251
5.00%, 7/1/40	BB+	1,000,000	1,019,400
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	558,839
5.00%, 9/1/38	Aa1	1,500,000	1,630,159
5.00%, 9/1/36	Aa1	1,500,000	1,639,117
5.00%, 9/1/35	Aa1	1,250,000	1,369,683
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,029,320
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,043,806
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,334,549
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,060,662
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,256,343
(Molloy College), 5.00%, 7/1/38	BBB	865,000	903,064
(Molloy College), 5.00%, 7/1/38	BBB	480,000	498,910
(Molloy College), 5.00%, 7/1/37	BBB	315,000	328,012
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	215,424
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	222,301
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	222,759
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	250,398
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	218,823
(Adelphi U.), 5.00%, 6/1/30	A-	200,000	222,912
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	170,342
(Adelphi U.), 5.00%, 6/1/27	A-	600,000	649,292
(Adelphi U.), 5.00%, 6/1/26	A-	345,000	367,836
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	966,529
Huntington, Local Dev. Corp. Rev. Bonds, (Gurwin Indpt. Hsg. Oblig. Group), Ser. A, 5.25%, 7/1/56	B-/P	1,000,000	878,817
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	4,603,106
5.25%, 10/1/35	A2	4,000,000	4,475,289
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,668,011
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,103,456
Ser. A, 5.00%, 9/1/44	A2	8,500,000	8,800,976
5.00%, 9/1/42	A2	2,000,000	2,154,281
Ser. B, 5.00%, 9/1/41	A2	5,250,000	5,635,449
5.00%, 9/1/37	A2	1,000,000	1,084,988
5.00%, 9/1/36	A2	1,000,000	1,086,936
Ser. B, 5.00%, 9/1/36	A2	1,500,000	1,619,514
5.00%, 9/1/35	A2	1,000,000	1,088,951
5.00%, 9/1/34	A2	1,000,000	1,091,254
5.00%, 9/1/33	A2	500,000	547,480
Ser. A, 3.00%, 9/1/40	A2	1,000,000	806,846
AGM, zero %, 6/1/28	AA	2,510,000	2,112,566
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	10,000,000	10,604,670
Ser. C, 5.00%, 11/15/41	A3	3,305,000	3,317,958
Ser. D, 5.00%, 11/15/38	A3	4,070,000	4,115,175
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,445,804
Ser. D-1, 5.00%, 11/15/33	A3	960,000	984,538
Ser. A-1, 4.00%, 11/15/49	A3	5,000,000	4,434,205
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,093,926
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	3,765,374
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	3,775,409
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,513,573
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	3,050,141
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,004,506
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	619,766
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,051,477
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,253,946
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	822,871
(U. of Rochester), 4.00%, 7/1/50	Aa3	3,500,000	3,268,844
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,070,166
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,683,583
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	849,399
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	749,470
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,002,955
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,012,499
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,533,160
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,649,829
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,031,143
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Prep Charter School), 5.00%, 6/1/59	Baa3	4,120,000	4,056,157
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Communities Hosp.), 5.00%, 7/1/37	Baa2	2,050,000	2,052,585
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,382,700
(Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,532,667
(South Nassau Communities Hosp.), 5.00%, 7/1/27	Baa2	1,255,000	1,256,572
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	5,098,565	5,065,468
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	358,875
Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	506,192
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,082,162
5.00%, 4/1/37	A3	1,000,000	1,045,626
5.00%, 4/1/35	A3	200,000	210,745
5.00%, 4/1/24	A3	2,000,000	2,064,152
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/43(T)	Aa2	9,440,000	10,030,189
Ser. E-1, 5.00%, 3/1/39	Aa2	5,000,000	5,347,382
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,155,968
Ser. D-1, 4.00%, 3/1/44	Aa2	7,500,000	7,201,997
Ser. A, 4.00%, 8/1/42	Aa2	10,000,000	9,683,422
Ser. D-1, 4.00%, 3/1/42	Aa2	3,000,000	2,914,359
NY City, VRDN
Ser. I-8, 1.10%, 4/1/36	VMIG 1	1,655,000	1,655,000
Ser. I-4, 1.03%, 4/1/36	VMIG 1	3,500,000	3,500,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	816,149
4.00%, 2/15/45	Aa3	1,810,000	1,732,581
NY City, Hsg. Dev. Corp. Rev. Bonds
(Sustainable Neighborhoods), Ser. A-1, 4.15%, 11/1/38(T)	AA+	25,000,000	24,418,000
Ser. J, 3.25%, 11/1/59	AA+	7,570,000	5,699,986
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,647,691
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	927,853
(Queens Ballpark Co., LLC), Ser. A, AGM, 3.00%, 1/1/46	AA	3,000,000	2,239,903
(Queens Ballpark Co., LLC), AGM, 3.00%, 1/1/33	AA	3,810,000	3,531,040
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,502,007
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,263,916
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	12,973,322
Ser. BB-1, 3.00%, 6/15/44	Aa1	2,500,000	2,012,580
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.03%, 6/15/43	VMIG 1	7,835,000	7,835,000
NY City, Transitional Fin. Auth. Rev. Bonds
(Future Tax Secd.), Ser. B, 5.25%, 11/1/38	AAA	3,835,000	4,357,793
Ser. F-1, 5.00%, 2/1/44	AAA	4,000,000	4,348,312
Ser. F-1, 5.00%, 2/1/43	AAA	5,280,000	5,752,266
Ser. F-1, 5.00%, 2/1/41	AAA	3,000,000	3,288,928
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	6,965,973
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	9,486,756
Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,316,188
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,061,269
(Future Tax Secd.), Ser. A-1, 4.00%, 8/1/48	AAA	1,000,000	941,027
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	4,883,238
4.00%, 11/1/38	AAA	2,450,000	2,406,467
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/38	AAA	1,250,000	1,227,789
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	4,912,208
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	2,500,000	2,480,612
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	6,792,315
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	4,736,291
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	8,507,876
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	3,534,511
Ser. S-1A, 5.00%, 7/15/35	Aa2	5,000,000	5,656,022
Ser. S-3A, 5.00%, 7/15/34	Aa2	4,250,000	4,675,202
NY City, Trust for Cultural Resources Rev. Bonds, (Lincoln Ctr. for the Performing Arts, Inc.)
4.00%, 12/1/35	A	1,000,000	1,004,155
4.00%, 12/1/34	A	1,000,000	1,010,159
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB+	825,000	841,718
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,185,000	7,130,329
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BB+/P	3,300,000	3,235,906
Ser. B, 5.00%, 6/1/41	A-	250,000	258,605
Ser. B, 5.00%, 6/1/36	A-	265,000	275,220
NY State Bridge Auth. Rev. Bonds, Ser. A
4.00%, 1/1/46	Aa3	1,725,000	1,605,813
4.00%, 1/1/41	Aa3	200,000	194,932
4.00%, 1/1/40	Aa3	325,000	318,510
4.00%, 1/1/39	Aa3	250,000	246,595
4.00%, 1/1/38	Aa3	175,000	173,613
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,086,553
zero %, 11/15/50	A2	7,000,000	1,689,906
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,234,478
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	6,982,692
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	725,000	746,586
(Iona College), Ser. A, 5.00%, 7/1/46	Baa2	350,000	364,666
(Iona College), 5.00%, 7/1/42	Baa2	225,000	237,278
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	789,699
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,056,033
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	956,640
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	799,380
(Wagner College), 5.00%, 7/1/38	BBB-/F	840,000	860,160
(Iona College), 5.00%, 7/1/37	Baa2	200,000	214,121
(Wagner College), 5.00%, 7/1/37	BBB-/F	770,000	791,718
(Wagner College), 5.00%, 7/1/36	BBB-/F	730,000	753,834
(Wagner College), 5.00%, 7/1/35	BBB-/F	1,000,000	1,035,265
(Wagner College), 5.00%, 7/1/33	BBB-/F	1,000,000	1,049,855
(Iona College), 5.00%, 7/1/32	Baa2	525,000	575,582
(Iona College), 5.00%, 7/1/31	Baa2	625,000	686,029
(Iona College), 5.00%, 7/1/29	Baa2	250,000	273,634
(Fordham U.), 4.00%, 7/1/46	A2	11,000,000	10,105,787
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,308,788
(St. Joseph's College), 4.00%, 7/1/40	BBB-/F	200,000	186,170
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	578,328
(St. Joseph's College/Brooklyn NY), Ser. A, 4.00%, 7/1/34	BBB-/F	850,000	825,126
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,203,088
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,096
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,567,698
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,869,877
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,439,357
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,116,574
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,100,429
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A+	360,000	381,971
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,232,130
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,045
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A+	1,000,000	1,070,071
(Rochester Inst. of Tech.), Ser. A, 4.00%, 7/1/44	A1	5,770,000	5,439,106
(NYU), Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,016,549
(NYU), Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,224,063
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,325,173
5.00%, 12/1/36	Baa3	700,000	704,991
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, 5.00%, 2/15/41	Aa1	9,910,000	10,578,320
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	11,190
Ser. B-C, 5.00%, 2/15/41	Aa1	4,995,000	5,186,078
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,308
Ser. B, 5.00%, 2/15/39	Aa1	2,995,000	3,212,280
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,595
Ser. D, 4.00%, 2/15/47	Aa1	7,000,000	6,630,639
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. D, 3.50%, 10/1/29	A-	5,000,000	4,968,551
NY State Env. Fac. Corp. Rev. Bonds, (NY State Revolving Fund 2010 Master)
4.00%, 8/15/51	Aaa	1,400,000	1,327,925
4.00%, 8/15/46	Aaa	1,000,000	961,064
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B	550,000	523,714
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 1.50%, 5/1/44	VMIG 1	9,280,000	9,280,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,339,986
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	4,000,000	3,204,783
(Port Auth. of NY & NJ), Ser. 1 WTC, 3.00%, 2/15/42	AA-	1,500,000	1,238,829
(One Bryant Park, LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	4,946,556
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	520,511
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	15,453,761
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	370,000	370,089
NY State Pwr. Auth. Rev. Bonds Ser. A, 4.00%, 11/15/55(T)	AA	10,950,000	10,071,153
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,086,416
(Green Bonds-Bidding Group 2), Ser. C, 4.125%, 3/15/56	AA+	8,500,000	8,058,943
Ser. B, 4.00%, 1/1/45	A2	9,000,000	8,505,969
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,000,000	2,046,905
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,500,000	2,558,023
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,467,722
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,146,980
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	782,041
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,300,756
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,063,144
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,034,899
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	811,775
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	555,087
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,630,000	1,521,115
NY State Urban Dev. Corp. Rev. Bonds, 5.00%, 3/15/47	Aa1	5,000,000	5,346,821
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,861,820
NY State, Liberty Dev. Corp. Rev. Bonds
Ser. A, AGM, 3.00%, 11/15/51	AA	7,000,000	5,135,602
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,075,325
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.), Ser. A, AGM
4.00%, 12/1/49	AA	4,000,000	3,812,826
4.00%, 12/1/38	AA	1,250,000	1,256,069
4.00%, 12/1/37	AA	1,000,000	1,005,669
4.00%, 12/1/36	AA	1,250,000	1,258,680
4.00%, 12/1/35	AA	1,000,000	1,007,820
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	724,563
5.00%, 7/1/46	Baa2	450,000	467,522
5.00%, 1/1/43	Baa2	740,000	763,067
Ser. B, 5.00%, 7/1/35	Baa2	410,000	435,036
5.00%, 7/1/34	Baa2	445,000	460,050
Ser. B, 5.00%, 7/1/34	Baa2	285,000	303,234
Ser. B, 5.00%, 7/1/33	Baa2	305,000	325,951
Ser. B, 5.00%, 7/1/32	Baa2	265,000	284,589
4.00%, 7/1/42	Baa2	525,000	484,780
4.00%, 7/1/41	Baa2	215,000	200,024
Ser. B, 4.00%, 7/1/40	Baa2	300,000	280,997
4.00%, 7/1/39	Baa2	450,000	424,341
Ser. B, 4.00%, 7/1/39	Baa2	825,000	777,958
4.00%, 7/1/38	Baa2	150,000	142,355
Ser. B, 4.00%, 7/1/38	Baa2	455,000	431,809
Ser. B, 4.00%, 7/1/37	Baa2	490,000	468,346
4.00%, 7/1/36	Baa2	325,000	312,832
Ser. B, 4.00%, 7/1/36	Baa2	425,000	409,088
4.00%, 7/1/34	Baa2	300,000	292,035
Port Auth. of NY & NJ Rev. Bonds
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,889,822
Ser. 206, 5.00%, 11/15/42	Aa3	5,000,000	5,163,111
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	5,774,106
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,619,557
4.00%, 11/1/41	Aa3	3,250,000	3,169,142
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	489,632
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	3,783,661
Ser. 222, 4.00%, 7/15/37	Aa3	4,055,000	4,043,001
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	628,182
5.00%, 6/1/25	Ba1	230,000	240,891
5.00%, 6/1/24	Ba1	460,000	474,216
5.00%, 6/1/23	Ba1	1,125,000	1,140,617
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	2,680,628
Ser. 21A, 4.00%, 7/1/37	A1	1,385,000	1,366,581
Ser. 21A, 4.00%, 7/1/35	A1	1,285,000	1,286,424
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College)
5.25%, 7/1/52	A1	700,000	753,792
5.00%, 7/1/32	A1	600,000	680,975
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,272,677
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa1	100,000	105,755
Ser. B, 5.00%, 9/1/41	Baa1	200,000	211,509
Ser. A, 5.00%, 9/1/40	Baa1	100,000	106,013
Ser. B, 5.00%, 9/1/40	Baa1	200,000	212,026
Ser. A, 5.00%, 9/1/39	Baa1	125,000	132,854
Ser. B, 5.00%, 9/1/39	Baa1	195,000	207,252
Ser. A, 5.00%, 9/1/38	Baa1	125,000	133,184
Ser. B, 5.00%, 9/1/38	Baa1	200,000	213,095
Ser. A, 5.00%, 9/1/37	Baa1	100,000	106,959
Ser. B, 5.00%, 9/1/37	Baa1	220,000	235,309
Ser. A, 5.00%, 9/1/36	Baa1	100,000	107,273
Ser. B, 5.00%, 9/1/36	Baa1	200,000	214,547
Ser. B, 5.00%, 9/1/35	Baa1	200,000	215,042
Ser. B, 5.00%, 9/1/34	Baa1	200,000	215,631
Ser. B, 5.00%, 9/1/33	Baa1	150,000	162,506
Ser. B, 5.00%, 9/1/32	Baa1	150,000	163,654
Suffolk Cnty., G.O. Bonds
Ser. A, 5.00%, 6/15/33	A+	2,400,000	2,782,983
Ser. A, 5.00%, 6/15/30	A+	1,635,000	1,889,493
Ser. A, 5.00%, 6/15/29	A+	600,000	684,937
Ser. B, 5.00%, 10/1/28	A+	675,000	763,568
Ser. A, 5.00%, 6/15/28	A+	550,000	619,395
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds, (Nissequogue Cogen Partners Fac.), 5.50%, 1/1/23	BBB-/P	395,000	395,365
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/50	BBB-	3,000,000	2,846,555
4.00%, 6/1/41	A-	1,300,000	1,276,250
4.00%, 6/1/40	A-	1,250,000	1,230,792
4.00%, 6/1/39	A-	1,250,000	1,236,412
4.00%, 6/1/38	A-	815,000	809,785
4.00%, 6/1/37	A-	1,250,000	1,247,659
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	604,082
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/34	Baa1	775,000	821,599
5.00%, 7/1/33	Baa1	750,000	801,842
4.00%, 7/1/36	Baa1	400,000	383,017
4.00%, 7/1/35	Baa1	350,000	337,358
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,624,820
(Ithaca College), 5.00%, 7/1/41	A3	715,000	752,329
(Ithaca College), 5.00%, 7/1/37	A3	250,000	266,344
(Ithaca College), 5.00%, 7/1/35	A3	150,000	160,469
(Ithaca College), 5.00%, 7/1/34	A3	150,000	160,788
Triborough Bridge & Tunnel Auth. Rev. Bonds
(MTA Bridges & Tunnels), Ser. A, 5.00%, 11/15/54	Aa3	5,500,000	5,793,261
(MTA Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	500,000	531,671
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,082,432
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,712,119
Ser. A, zero %, 11/15/30	A1	7,000,000	5,275,565
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.00%, 5/15/47	AA+	6,500,000	7,095,232
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	1,250,000	1,336,969
5.00%, 9/1/38	A3	1,300,000	1,393,595
5.00%, 9/1/37	A3	1,375,000	1,478,190
5.00%, 9/1/36	A3	1,500,000	1,616,889
5.00%, 9/1/35	A3	1,000,000	1,080,191
5.00%, 9/1/34	A3	2,250,000	2,436,483
5.00%, 9/1/32	A3	1,625,000	1,782,320
5.00%, 9/1/31	A3	1,500,000	1,652,679
5.00%, 9/1/30	A3	1,000,000	1,109,050
4.00%, 9/1/40	A3	1,375,000	1,263,713
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A-	15,490,000	16,063,582
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,484,310
(Kendal on Hudson), Ser. B, 5.00%, 1/1/41(FWC)	BBB+/F	500,000	514,421
(Kendal on Hudson), Ser. B, 5.00%, 1/1/37(FWC)	BBB+/F	525,000	545,433
(Kendal on Hudson), Ser. B, 5.00%, 1/1/32(FWC)	BBB+/F	500,000	529,149
Westchester Cnty., Local Dev. Corp. Rev. Bonds
(Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,470,258
(Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,265,289
Westchester Cnty., Local Dev. Corp. 144A Rev. Bonds, (Purchase Senior Learning Cmnty.), 5.00%, 7/1/46	B-/P	2,205,000	1,899,690
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A-	1,250,000	1,303,484
Yonkers, G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,375,336
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	480,219
5.00%, 10/15/49	BB/P	665,000	640,131
5.00%, 10/15/39	BB/P	545,000	541,249

			844,952,558
Puerto Rico (0.1%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	536,481

			536,481

Total municipal bonds and notes (cost $898,981,356)			$856,510,114

UNITIZED TRUST (—%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$15,552

Total unitized trust (cost $—)		$15,552

SHORT-TERM INVESTMENTS (1.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	Shares	10,851,378	$10,851,378
U.S. Treasury Bills 2.120%, 9/15/22(SEG)		$100,000	99,917

Total short-term investments (cost $10,951,297)			$10,951,295
TOTAL INVESTMENTS

Total investments (cost $909,932,653)			$867,476,961

FUTURES CONTRACTS OUTSTANDING at 8/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	7	$1,046,500	$1,046,500	Dec-22	$9,797

Unrealized appreciation					9,797

Unrealized (depreciation)					—

Total					$9,797

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2021 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $837,140,844.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund**	$5,496,924	$211,497,866	$206,143,412	$33,696	$10,851,378

	Total Short-term investments	$5,496,924	$211,497,866	$206,143,412	$33,696	$10,851,378
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $70,929.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.50%, 2.55% and 3.10%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	21.8%
	Tax bonds	16.7
	Transportation	16.5
	Health care	11.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $44,519,342 were held by the TOB trust and served as collateral for $29,802,248 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $124,812 for these investments based on an average interest rate of 0.84%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$856,510,114	$—
Unitized trust	—	—	15,552
Short-term investments	—	10,951,295	—

Totals by level	$—	$867,461,409	$15,552
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$9,797	$—	$—

Totals by level	$9,797	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com